Cash and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Restricted Cash [Abstract]
Schedule of Cash and Restricted Cash	The following table provides a reconciliation of cash and restricted cash reported within the consolidated balance sheets and statements of cash flows.
	December 31,
	2023	2022	2021

Cash	$28,953,780	$11,159,610	$15,098,151
Restricted Cash	2,142,615	3,242,989	653,324
Total cash and restricted cash presented in the consolidated statement of cash flows	$31,096,395	$14,402,599	$15,751,475